Operating Segment and Geographical Information (Details Textual) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jun. 27, 2015	Mar. 28, 2015		Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Operating Segment and Geographic Information (Textual)
Revenue	$ 608,069	$ 620,681	$ 708,335	$ 673,641	$ 634,892	[1]	$ 397,086	$ 362,667	$ 316,321	$ 2,610,726	$ 1,710,966	$ 1,148,231
Long-lived tangible assets	1,046,888				$ 883,371					$ 1,046,888	$ 883,371
Geographic Concentration Risk [Member] | Sales [Member] | China [Member]
Operating Segment and Geographic Information (Textual)
Percentage										61.00%
Revenue										$ 1,601,000
Geographic Concentration Risk [Member] | Sales [Member] | Taiwan [Member]
Operating Segment and Geographic Information (Textual)
Percentage										14.00%
Revenue										$ 365,100
Geographic Concentration Risk [Member] | Property, Plant and Equipment [Member] | China [Member]
Operating Segment and Geographic Information (Textual)
Percentage										18.00%
Long-lived tangible assets	$ 183,800									$ 183,800

[1]	1. The Business Combination was completed on January 1, 2015, and as a result, TriQuint's results of operations which include revenue of $259.5 million and a net loss of $132.5 million, are included for the period of January 1, 2015 through March 28, 2015.